Loans - Summary of Allowance for Credit Losses under IFRS 9 (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2019	Oct. 31, 2018	Jan. 31, 2018
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	$ 1,741
Balance at end of period	1,845	$ 1,741	$ 1,727
Loans	1,715	1,639	1,626
Undrawn credit facilities and other off-balance sheet exposures	130	102	101
Residential mortgages [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	214	219	222
Originations net of repayments and other derecognitions	(11)	(7)	(1)
Changes in model	0	6	0
Net remeasurement	29	14	7
Transfers to 12-month ECL	0	0	0
Transfers to lifetime ECL performing	0	0	0
Transfers to lifetime ECL credit-impaired	0	0	0
Provision for (reversal of) credit losses	18	13	6
Write-offs	(5)	(15)	(13)
Recoveries	1	0	0
Interest income on impaired loans	(3)	(2)	(2)
Foreign exchange and other	(1)	(1)	(10)
Balance at end of period	224	214	203
Personal [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	498	505	476
Originations net of repayments and other derecognitions	(3)	0	0
Changes in model	2	(3)	0
Net remeasurement	107	83	74
Transfers to 12-month ECL	0	0	0
Transfers to lifetime ECL performing	0	0	0
Transfers to lifetime ECL credit-impaired	0	0	0
Provision for (reversal of) credit losses	106	80	74
Write-offs	(96)	(97)	(88)
Recoveries	17	13	16
Interest income on impaired loans	(1)	(1)	0
Foreign exchange and other	1	(2)	0
Balance at end of period	525	498	478
Credit card [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	472	467	514
Originations net of repayments and other derecognitions	(12)	(8)	(4)
Changes in model	1	2	0
Net remeasurement	102	106	73
Transfers to 12-month ECL	0	0	0
Transfers to lifetime ECL performing	0	0	0
Transfers to lifetime ECL credit-impaired	0	0	0
Provision for (reversal of) credit losses	91	100	69
Write-offs	(125)	(125)	(123)
Recoveries	31	30	29
Interest income on impaired loans	0	0	0
Foreign exchange and other	3	0	(1)
Balance at end of period	472	472	488
Business and government [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	557	553	588
Originations net of repayments and other derecognitions	(6)	(4)	1
Changes in model	1	(13)	0
Net remeasurement	128	88	3
Transfers to 12-month ECL	0	0	0
Transfers to lifetime ECL performing	0	0	0
Transfers to lifetime ECL credit-impaired	0	0	0
Provision for (reversal of) credit losses	123	71	4
Write-offs	(48)	(30)	(11)
Recoveries	1	5	3
Interest income on impaired loans	(2)	(2)	(3)
Foreign exchange and other	(7)	(40)	(23)
Balance at end of period	624	557	558
Stage 1 [member] | 12-month expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	499
Balance at end of period	526	499	512
Loans	470	450	460
Undrawn credit facilities and other off-balance sheet exposures	56	49	52
Stage 1 [member] | Residential mortgages [member] | 12-month expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	27	31	28
Originations net of repayments and other derecognitions	1	1	2
Changes in model	0	(2)	0
Net remeasurement	(11)	(7)	(8)
Transfers to 12-month ECL	11	6	3
Transfers to lifetime ECL performing	0	(1)	0
Transfers to lifetime ECL credit-impaired	0	0	0
Provision for (reversal of) credit losses	1	(3)	(3)
Write-offs	0	0	0
Recoveries	0	0	0
Interest income on impaired loans	0	0	0
Foreign exchange and other	1	(1)	0
Balance at end of period	29	27	25
Stage 1 [member] | Personal [member] | 12-month expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	190	182	164
Originations net of repayments and other derecognitions	10	8	7
Changes in model	1	(2)	0
Net remeasurement	(54)	(35)	(16)
Transfers to 12-month ECL	49	49	26
Transfers to lifetime ECL performing	(14)	(12)	(3)
Transfers to lifetime ECL credit-impaired	0	0	0
Provision for (reversal of) credit losses	(8)	8	14
Write-offs	0	0	0
Recoveries	0	0	0
Interest income on impaired loans	0	0	0
Foreign exchange and other	0	0	(1)
Balance at end of period	182	190	177
Stage 1 [member] | Credit card [member] | 12-month expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	102	101	101
Originations net of repayments and other derecognitions	0	0	0
Changes in model	1	0	0
Net remeasurement	(48)	(49)	(15)
Transfers to 12-month ECL	57	59	19
Transfers to lifetime ECL performing	(10)	(9)	(2)
Transfers to lifetime ECL credit-impaired	0	0	0
Provision for (reversal of) credit losses	0	1	2
Write-offs	0	0	0
Recoveries	0	0	0
Interest income on impaired loans	0	0	0
Foreign exchange and other	1	0	0
Balance at end of period	103	102	103
Stage 1 [member] | Business and government [member] | 12-month expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	180	185	234
Originations net of repayments and other derecognitions	6	4	4
Changes in model	0	(7)	0
Net remeasurement	16	(23)	(26)
Transfers to 12-month ECL	15	21	10
Transfers to lifetime ECL performing	(2)	(3)	(6)
Transfers to lifetime ECL credit-impaired	0	0	0
Provision for (reversal of) credit losses	35	(8)	(18)
Write-offs	0	0	0
Recoveries	0	0	0
Interest income on impaired loans	0	0	0
Foreign exchange and other	(3)	3	(9)
Balance at end of period	212	180	207
Stage 2 [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	760
Balance at end of period	775	760	758
Loans	721	707	709
Undrawn credit facilities and other off-balance sheet exposures	54	53	49
Stage 2 [member] | Residential mortgages [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	44	42	43
Originations net of repayments and other derecognitions	(4)	(3)	(1)
Changes in model	0	1	0
Net remeasurement	11	4	3
Transfers to 12-month ECL	(7)	(5)	(2)
Transfers to lifetime ECL performing	5	4	0
Transfers to lifetime ECL credit-impaired	(1)	(1)	0
Provision for (reversal of) credit losses	4	0	0
Write-offs	0	0	0
Recoveries	0	0	0
Interest income on impaired loans	0	0	0
Foreign exchange and other	(2)	2	(2)
Balance at end of period	46	44	41
Stage 2 [member] | Personal [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	199	206	202
Originations net of repayments and other derecognitions	(13)	(6)	(6)
Changes in model	0	0	0
Net remeasurement	89	39	24
Transfers to 12-month ECL	(48)	(47)	(26)
Transfers to lifetime ECL performing	18	15	3
Transfers to lifetime ECL credit-impaired	(19)	(7)	(8)
Provision for (reversal of) credit losses	27	(6)	(13)
Write-offs	0	0	0
Recoveries	0	0	0
Interest income on impaired loans	0	0	0
Foreign exchange and other	0	(1)	0
Balance at end of period	226	199	189
Stage 2 [member] | Credit card [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	370	366	413
Originations net of repayments and other derecognitions	(12)	(8)	(4)
Changes in model	0	2	0
Net remeasurement	101	106	66
Transfers to 12-month ECL	(57)	(59)	(19)
Transfers to lifetime ECL performing	10	9	2
Transfers to lifetime ECL credit-impaired	(45)	(46)	(72)
Provision for (reversal of) credit losses	(3)	4	(27)
Write-offs	0	0	0
Recoveries	0	0	0
Interest income on impaired loans	0	0	0
Foreign exchange and other	2	0	(1)
Balance at end of period	369	370	385
Stage 2 [member] | Business and government [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	147	137	150
Originations net of repayments and other derecognitions	(5)	(4)	(1)
Changes in model	0	(7)	0
Net remeasurement	15	34	2
Transfers to 12-month ECL	(14)	(19)	(10)
Transfers to lifetime ECL performing	3	6	6
Transfers to lifetime ECL credit-impaired	(12)	(1)	(1)
Provision for (reversal of) credit losses	(13)	9	(4)
Write-offs	0	0	0
Recoveries	0	0	0
Interest income on impaired loans	0	0	0
Foreign exchange and other	0	1	(3)
Balance at end of period	134	147	143
Stage 3 [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	482
Balance at end of period	544	482	457
Loans	524	482	457
Undrawn credit facilities and other off-balance sheet exposures	20	0	0
Stage 3 [member] | Residential mortgages [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	143	146	151
Originations net of repayments and other derecognitions	(8)	(5)	(2)
Changes in model	0	7	0
Net remeasurement	29	17	12
Transfers to 12-month ECL	(4)	(1)	(1)
Transfers to lifetime ECL performing	(5)	(3)	0
Transfers to lifetime ECL credit-impaired	1	1	0
Provision for (reversal of) credit losses	13	16	9
Write-offs	(5)	(15)	(13)
Recoveries	1	0	0
Interest income on impaired loans	(3)	(2)	(2)
Foreign exchange and other	0	(2)	(8)
Balance at end of period	149	143	137
Stage 3 [member] | Personal [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	109	117	110
Originations net of repayments and other derecognitions	0	(2)	(1)
Changes in model	1	(1)	0
Net remeasurement	72	79	66
Transfers to 12-month ECL	(1)	(2)	0
Transfers to lifetime ECL performing	(4)	(3)	0
Transfers to lifetime ECL credit-impaired	19	7	8
Provision for (reversal of) credit losses	87	78	73
Write-offs	(96)	(97)	(88)
Recoveries	17	13	16
Interest income on impaired loans	(1)	(1)	0
Foreign exchange and other	1	(1)	1
Balance at end of period	117	109	112
Stage 3 [member] | Credit card [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	0	0	0
Originations net of repayments and other derecognitions	0	0	0
Changes in model	0	0	0
Net remeasurement	49	49	22
Transfers to 12-month ECL	0	0	0
Transfers to lifetime ECL performing	0	0	0
Transfers to lifetime ECL credit-impaired	45	46	72
Provision for (reversal of) credit losses	94	95	94
Write-offs	(125)	(125)	(123)
Recoveries	31	30	29
Interest income on impaired loans	0	0	0
Foreign exchange and other	0	0	0
Balance at end of period	0	0	0
Stage 3 [member] | Business and government [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	230	231	204
Originations net of repayments and other derecognitions	(7)	(4)	(2)
Changes in model	1	1	0
Net remeasurement	97	77	27
Transfers to 12-month ECL	(1)	(2)	0
Transfers to lifetime ECL performing	(1)	(3)	0
Transfers to lifetime ECL credit-impaired	12	1	1
Provision for (reversal of) credit losses	101	70	26
Write-offs	(48)	(30)	(11)
Recoveries	1	5	3
Interest income on impaired loans	(2)	(2)	(3)
Foreign exchange and other	(4)	(44)	(11)
Balance at end of period	$ 278	$ 230	$ 208